Item 1 Schedule of Investments


 T. Rowe Price Reserve Investment Fund
 Unaudited                                                August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par        Value
 (Amounts in 000s)

 ASSET-BACKED SECURITIES 1.8%
 Americredit Auto Receivable Trust, Series 2005-CF,
 Class A1, 3.845%, 9/6/06                              16,000        16,000

 Banc of America Securitized Trust, Series 2005-WF1
 Class A1, 3.505%, 7/18/06                             13,873        13,873

 Capital One Auto Finance Trust, Series 2005-BSS,
 Class A1, 3.34%, 6/15/06                              14,354        14,354

 CIT Equipment Collateral Trust, Series 2005-EF1,
 Class A1, 3.852%, 9/20/06                             14,000        14,000

 GS Auto Loan Trust, Series 2005-1, Class A1
 3.848%, 8/15/06                                       16,000        16,000

 Hyundai Auto Receivables Trust, Series 2005-A, Class
 A1, 3.514%, 7/17/06                                   15,876        15,876

 Merrill Auto Trust Securitization, Series 2005-1,
 Class A1, 3.472%, 6/26/06                             9,046         9,046

 Navistar Financial Corporation Owner Trust, Series
 2005-A, Class A1, 3.616%, 7/17/06                     9,033         9,033

 Onyx Acceptance Grantor Trust, Series 2005-B, Class A1
 3.615%, 7/17/06                                       11,354        11,355

 Triad Auto Receivables Owner Trust
 Series 2005-A, Class A1, 3.30%, 6/12/06               12,461        12,461

 Series 2005-B, Class A1, 3.604%, 8/14/06              10,824        10,823

 Total Asset-Backed Securities (Cost $142,821)                       142,821

 BANK NOTES 1.0%
 Lasalle Bank of Chicago, 4.10%, 7/31/06               21,000        21,000

 World Savings Bank, 3.415%, 9/19/05                   56,000        56,000

 Total Bank Notes (Cost $77,000)                                     77,000

 CERTIFICATES OF DEPOSIT - DOMESTIC * 7.6%
 Branch Banking & Trust, 3.635%, 10/18/05              69,000        69,000

 Citibank, N.A.
 3.31%, 9/12/05                                        37,000        37,000

 3.395%, 9/6/05                                        35,000        35,000

 Compass Bank, VR, 3.571%, 6/14/06                     23,000        23,000

 DEPFA Bank, 3.81%, 12/1/05                            65,000        65,000

 Dexia Credit
 3.525%, 9/19/05                                       14,000        14,000

 4.02%, 7/21/06                                        23,000        23,000

 First Tennessee Bank, 3.42%, 9/12/05                  23,000        23,000

 National City Bank, 3.54%, 10/18/05                   37,000        37,000

 PNC Bank, N.A., 3.34%, 9/9/05                         34,000        34,000

 Regions Bank, 3.50%, 9/13/05                          22,500        22,500

 Suntrust Bank, 3.43%, 9/28/05                         55,000        55,000

 Treasury Bank, VR, 3.873%, 2/23/06                    21,000        21,000

 Wells Fargo Bank
 3.50%, 9/12/05                                        69,000        69,000

 4.025%, 7/25/06                                       23,000        22,999

 Wilmington Trust, 3.60%, 11/1/05                      50,000        50,002

 Total Certificates of Deposit - Domestic *
 (Cost $600,501)                                                    600,501


 CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 4.4%
 Alliance & Leicester, 3.81%, 11/30/05                 23,000        23,000

 Bank of Nova Scotia, 3.51%, 9/6/05                    58,000        58,000

 Barclays Bank
 3.52%, 9/19/05                                        69,000        69,000

 4.05%, 7/26/06                                        23,000        23,002

 Caisse National De Credit Agricole, 3.785%, 11/28/05  74,000        74,001

 HBOS Treasury Services, 3.515%, 9/12/05               69,000        69,000

 Northern Rock
 3.42%, 9/13/05                                        21,000        21,000

 3.55%, 9/22/05                                        11,000        11,000

 Total Certificates of Deposit - Eurodollar ^
(Cost $348,003)                                                     348,003


 CERTIFICATES OF DEPOSIT - YANKEE ++ 16.2%
 Abbey National Treasury Services, 3.525%, 9/21/05     57,000        57,000

 ABN AMRO Bank, 3.515%, 9/20/05                        48,000        48,000

 Banco Bilbao Vizcaya, 3.76%, 11/21/05                 70,000        69,998

 Bank of Montreal, 3.50%, 9/12/05                      67,000        67,000

 BNP Paribas, 3.515%, 9/20/05                          70,000        70,000

 Calyon, 3.50%, 9/12/05                                20,000        20,000

 Canadian Imperial Bank of Commerce, 3.53%, 9/20/05    50,000        50,000

 Credit Suisse First Boston, 4.00%, 7/18/06            42,000        42,000

 Deutsche Bank
 3.515%, 9/20/05                                       23,000        23,000

 3.525%, 9/20/05                                       69,000        69,000

 Fortis Bank, 3.39%, 9/8/05                            57,000        57,000

 KBC Bank, 3.50%, 9/7/05                               26,500        26,500

 Lloyds TSB Bank, 3.44%, 9/30/05                       92,000        92,000

 Natexis Banques Populaires, 3.50%, 9/20/05            35,000        35,000

 Nordea Bank Finland, 3.50%, 9/7/05                    45,800        45,800

 Rabobank Nederland
 3.39%, 12/15/05                                       30,000        29,998

 3.50%, 9/12/05                                        72,000        72,000

 Royal Bank of Canada, 3.51%, 9/7/05                   70,000        70,000

 Royal Bank of Scotland, 3.50%, 9/12/05                94,000        94,000

 Societe Generale, 3.45%, 9/30/05                      44,000        44,000

 Svenska Handelsbanken, 3.55%, 9/23/05                 33,000        33,000

 Swedbank, 4.07%, 7/28/06                              20,000        20,000

 Toronto-Dominion Bank
 2.35%, 9/8/05                                         34,000        33,993

 3.11%, 9/8/05                                         30,750        30,749

 4.01%, 8/1/06                                         20,000        20,000

 UBS
 3.505%, 9/30/05                                       46,000        46,000

 3.53%, 9/21/05                                        26,000        26,000

 Total Certificates of Deposit - Yankee ++
 (Cost $1,292,038)                                                1,292,038


 COMMERCIAL PAPER 21.2%
 ANZ ( Delaware), 3.46%, 9/26/05                       39,000        38,906

 BP Amoco Capital, 3.55%, 9/1/05                       100,000       100,000

 Capital One Multi-Asset Executive Trust
 3.41%, 9/6/05                                         30,000        29,986

 3.54%, 9/7/05                                         15,400        15,391

 Citigroup Funding, 3.51%, 9/20/05                     20,000        19,963

 DaimlerChrysler Revolving Auto
 3.52%, 9/7/05                                         14,000        13,992

 3.55%, 9/23/05                                        3,000         2,994

 3.61%, 10/11/05                                       17,100        17,031

 Danske Bank
 3.50%, 9/12/05                                        50,000        49,947

 3.50%, 9/15/05                                        9,300         9,287

 Dexia Delaware
 3.28%, 9/9/05                                         11,625        11,617

 3.54%, 10/17/05                                       15,000        14,932

 Duke University, 3.62%, 10/3/05                       3,000         2,990

 Electricite de France, 3.27%, 9/15/05                 14,500        14,481

 FCAR Owner Trust
 3.40%, 9/20/05                                        75,000        74,866

 3.50%, 10/4/05                                        27,000        26,913

 3.51%, 9/19/05                                        6,450         6,439

 3.52%, 9/19/05                                        39,000        38,931

 GE Capital
 3.40%, 9/9/05                                         13,300        13,290

 3.41%, 9/9/05                                         10,450        10,442

 HBOS Treasury Services
 3.51%, 9/19/05                                        20,000        19,965

 3.51%, 9/28/05                                        5,000         4,987

 HSBC Bank USA, 3.27%, 9/6/05                          16,000        15,993

 HSBC Finance Corp., 3.51%, 9/8/05                     30,000        29,979

 Ixis Commercial Paper
 3.41%, 9/21/05                                        44,291        44,207

 3.43%, 9/16/05                                        2,000         1,997

 3.51%, 9/13/05                                        19,880        19,857

 3.61%, 10/11/05                                       25,000        24,900

 J.P. Morgan Chase, 3.50%, 9/8/05                      90,000        89,939

 K2 (U.S.A)
 3.26%, 9/8/05                                         19,300        19,288

 3.28%, 9/12/05                                        13,000        12,987

 3.45%, 9/29/05                                        9,380         9,355

 3.50%, 9/7/05                                         4,000         3,997

 Links Finance, 144A
 3.26%, 9/2/05                                         50,000        49,995

 3.55%, 9/1/05                                         47,000        47,000

 Morgan Stanley Dean Witter
 3.52%, 9/7/05                                         70,222        70,181

 3.52%, 9/9/05                                         20,000        19,984

 National City Credit Corp., 3.50%, 9/12/05            39,000        38,958

 New Center Asset Trust
 3.51%, 9/13/05                                        50,000        49,942

 3.52%, 9/14/05                                        65,000        64,917

 New York State Power Auth.
 3.46%, 9/1/05                                         11,630        11,630

 3.72%, 11/2/05                                        28,000        27,821

 New York Times
 3.41%, 9/26/05                                        11,646        11,618

 3.52%, 9/1/05                                         24,050        24,050

 Oesterreichische Kontrollbank, 3.53%, 10/19/05        35,000        34,835

 Pitney Bowes, 144A, 3.52%, 9/19/05                    8,778         8,762

 Prudential Funding, 3.51%, 9/12/05                    58,000        57,938

 Rabobank USA Financial, 3.55%, 9/1/05                 54,409        54,409

 San Paolo IMI U.S. Financial, 3.55%, 9/1/05           100,000       100,000

 Societe Generale, 3.50%, 9/2/05                       24,665        24,663

 Swedbank, 3.42%, 9/22/05                              8,200         8,184

 Toyota Motor Credit
 3.40%, 9/6/05                                         50,000        49,977

 3.59%, 9/29/05                                        50,000        49,860

 UBS Finance (Delaware), 3.51%, 9/8/05                 20,000        19,986

 Westpac Trust Securities, 3.53%, 9/13/05              21,425        21,400

 Yale University
 3.37%, 9/1/05                                         2,500         2,500

 3.45%, 9/1/05                                         30,000        30,000

 Total Commercial Paper (Cost $1,688,459)                            1,688,459

 COMMERCIAL PAPER - 4(2) 40.1%
 Air Products & Chemical
 3.55%, 9/1/05                                         30,000        30,000

 3.55%, 9/7/05                                         44,900        44,873

 Alliance & Leicester, 3.77%, 11/30/05                 28,000        27,736

 Allied Irish Bank, 3.285%, 9/14/05                    69,000        68,918

 Alpine Securitization
 3.50%, 9/9/05                                         2,000         1,999

 3.51%, 9/12/05                                        19,500        19,479

 3.51%, 9/13/05                                        45,000        44,947

 3.54%, 9/22/05                                        50,000        49,897

 ASB Bank, 3.39%, 9/16/05                              7,925         7,914

 Atlantic Asset Securitization
 3.37%, 9/2/05                                         1,000         1,000

 3.52%, 9/2/05                                         5,202         5,201

 3.52%, 9/9/05                                         23,425        23,407

 Bank of Ireland
 3.50%, 9/19/05                                        35,000        34,939

 3.50%, 9/20/05                                        35,000        34,935

 BMW U.S. Capital, 3.55%, 9/1/05                       50,000        50,000

 Cafco
 3.39%, 9/1/05                                         23,000        23,000

 3.40%, 9/14/05                                        20,000        19,976

 3.51%, 9/28/05                                        31,000        30,918

 3.54%, 9/27/05                                        9,000         8,977

 3.55%, 9/28/05                                        47,000        46,875

 Cargill, 3.55%, 9/1/05                                50,000        50,000

 Ciesco
 3.33%, 9/13/05                                        18,000        17,980

 3.47%, 9/19/05                                        49,000        48,915

 3.56%, 9/1/05                                         26,000        26,000

 Citibank Credit Card Issuance Trust
 3.53%, 9/13/05                                        28,890        28,856

 3.53%, 9/19/05                                        36,000        35,936

 3.55%, 10/19/05                                       16,000        15,924

 3.57%, 9/26/05                                        18,653        18,607

 3.59%, 9/28/05                                        10,000        9,973

 3.69%, 10/27/05                                       33,000        32,811

 CRC Funding
 3.50%, 10/3/05                                        39,000        38,879

 3.505%, 9/21/05                                       31,000        30,940

 3.55%, 9/27/05                                        61,232        61,075

 3.58%, 10/6/05                                        20,000        19,930

 Dover, 3.50%, 9/6/05                                  16,425        16,417

 Fairway Finance, 3.65%, 10/11/05                      26,000        25,895

 Falcon Asset Securitization
 3.51%, 9/2/05                                         15,000        14,998

 3.51%, 9/9/05                                         47,563        47,526

 3.51%, 9/15/05                                        50,000        49,932

 3.53%, 9/8/05                                         1,960         1,959

 3.55%, 9/26/05                                        12,420        12,389

 Ford Credit Floorplan Master Owner Trust
 3.42%, 9/1/05                                         14,000        14,000

 3.47%, 9/20/05                                        12,600        12,577

 3.48%, 9/16/05                                        40,000        39,942

 3.56%, 10/3/05                                        13,000        12,959

 3.57%, 10/3/05                                        35,000        34,889

 Grampian Funding
 3.33%, 9/16/05                                        45,000        44,937

 3.34%, 9/20/05                                        50,000        49,912

 3.58%, 10/28/05                                       30,000        29,830

 Irish Life & Permanent, 3.50%, 10/13/05               21,300        21,213

 Jefferson-Pilot
 3.50%, 9/7/05                                         36,000        35,979

 3.57%, 9/26/05                                        50,000        49,876

 Kitty Hawk Funding
 3.52%, 9/16/05                                        83,897        83,774

 3.54%, 9/22/05                                        34,049        33,979

 MBNA Master Credit Card Trust II
 3.59%, 10/18/05                                       17,500        17,418

 3.60%, 10/25/05                                       24,000        23,871

 3.63%, 10/13/05                                       42,000        41,822

 National Australia Funding, 3.47%, 9/1/05             50,000        50,000

 Nationwide Life Insurance, 3.50%, 9/15/05             18,000        17,975

 New York Life Capital
 3.42%, 9/8/05                                         19,000        18,987

 3.50%, 9/7/05                                         65,000        64,962

 3.50%, 9/9/05                                         5,195         5,191

 Old Line Funding
 3.43%, 9/7/05                                         13,000        12,993

 3.49%, 9/6/05                                         8,000         7,996

 3.51%, 9/15/05                                        11,000        10,985

 3.52%, 9/12/05                                        12,159        12,146

 3.54%, 9/22/05                                        20,000        19,959

 3.56%, 9/21/05                                        25,000        24,950

 3.60%, 10/7/05                                        15,000        14,946

 Park Avenue Receivables
 3.49%, 9/2/05                                         21,650        21,648

 3.51%, 9/14/05                                        36,000        35,955

 3.52%, 9/19/05                                        6,679         6,667

 3.54%, 9/22/05                                        45,000        44,907

 3.55%, 9/1/05                                         34,245        34,245

 Preferred Receivables Funding
 3.51%, 9/14/05                                        17,000        16,979

 3.52%, 9/16/05                                        70,330        70,227

 3.54%, 9/21/05                                        41,000        40,919

 3.62%, 10/4/05                                        41,000        40,864

 Ranger Funding
 3.52%, 9/20/05                                        42,229        42,151

 3.54%, 9/21/05                                        25,464        25,414

 3.54%, 9/22/05                                        25,000        24,948

 Sheffield Receivables
 3.52%, 9/7/05                                         6,946         6,942

 3.52%, 9/14/05                                        14,000        13,982

 3.52%, 9/19/05                                        36,000        35,937

 3.55%, 9/21/05                                        93,500        93,315

 Sigma Finance, 3.55%, 10/24/05                        40,000        39,791

 Southern Company, 3.50%, 9/6/05                       8,700         8,696

 Statoil / Den Norske
 3.50%, 9/9/05                                         25,000        24,981

 3.50%, 9/12/05                                        26,000        25,972

 3.52%, 9/12/05                                        16,000        15,983

 Sysco
 3.50%, 9/9/05                                         46,425        46,389

 3.52%, 9/12/05                                        50,000        49,946

 Total Fina Elf Capital, 3.50%, 9/19/05                72,384        72,257

 Tulip Funding, 3.62%, 10/28/05                        26,708        26,555

 United Technologies, 3.55%, 9/1/05                    40,200        40,200

 Variable Funding Capital
 3.51%, 9/8/05                                         25,000        24,983

 3.52%, 9/20/05                                        50,000        49,907

 Wal-Mart Funding, 3.65%, 10/25/05                     100,000       99,452

 Yorktown Capital
 3.48%, 9/1/05                                         7,964         7,964

 3.51%, 9/12/05                                        3,000         2,997

 3.54%, 9/21/05                                        40,017        39,938

 3.60%, 9/29/05                                        71,009        70,810

 Total Commercial Paper - 4(2) (Cost $3,189,922)                     3,189,922

 FUNDING AGREEMENTS 2.6%
 Allstate Life Insurance, VR
 3.479%, 9/1/05 ++                                      10,000        10,000

 3.575%, 9/1/05 ++                                      15,000        15,000

 GE Capital Assurance, VR, 3.661%, 1/12/06 ++           50,000        50,000

 ING USA Annuity & Life Insurance
 3.621%, 9/15/05 ++                                     40,000        40,000

 3.691%, 9/26/05 ++                                     20,000        20,000

 New York Life Insurance, VR, 3.61%, 12/9/05 ++         35,000        35,000

 Transamerica Occidential Life Insurance
 VR, 3.66%, 10/2/06 ++                                  40,000        40,000

 Total Funding Agreements (Cost $210,000)                            210,000

 MEDIUM-TERM NOTES 2.1%
 GE Capital, VR
 3.662%, 10/6/06                                       15,000        15,000

 3.683%, 10/17/06                                      5,000         5,000

 Goldman Sachs Group, VR, 144A, 3.58%, 5/1/06          60,000        60,000

 National Rural Utilities, 6.00%, 5/15/06              3,000         3,040

 Nationwide Building Society, VR, 144A, 3.573%,        35,000        35,000
10/6/06
 Sigma Finance, 4.01%, 7/21/06                         42,000        42,000

 SLM, VR
 3.85%, 1/13/06                                        3,200         3,202

 3.85%, 1/25/06                                        5,000         5,004

 Total Medium-Term Notes (Cost $168,246)                             168,246

 MUNICIPAL SECURITIES 1.9%
 Alaska Housing Fin. Auth., Single Family
 VRDN (Currently 3.55%) (MBIA Insured)                 12,780        12,780

 Colorado Housing Fin. Auth.
 Multi Family, VRDN (Currently 3.56%)                  15,905        15,905

 Single Family, VRDN (Currently 3.56%)                 20,010        20,010

 Massachusetts HEFA, Harvard Univ.
 VRDN (Currently 3.55%)                                29,000        29,000

 New York Housing Fin. Agency, River Terrace Assoc.
 VRDN (Currently 3.57%)                                14,100        14,100

 Texas, Veteran Housing, VRDN (Currently 3.54%)        21,430        21,430

 Texas PFA, TECP, 3.52%, 9/9/05                        35,000        35,000

 Total Municipal Securities (Cost $148,225)                          148,225

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 0.6%
 Federal Home Loan Bank, VR, 3.50%, 4/25/06            7,000         7,000

 Federal Home Loan Mortgage, 4.05%, 8/15/06            40,000        40,000

 Total U.S. Government Agency Obligations +/-
(Cost $47,000)                                                       47,000

 Total Investments in Securities
 99.5% of Net Assets (Cost $7,912,215)                 $             7,912,215


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Domestic certificates of deposit are issued by domestic
      branches of U.S. banks
 +/-  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
      government.
 ^    Eurodollar certificates of deposit are issued by foreign
      branches of U.S. or foreign banks
 ++   Yankee certificates of deposit are issued by U.S. branches of foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $200,757 and represents 2.5% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $3,189,922 and represents 40.1% of net assets
 HEFA Health & Educational Facility Authority
 MBIA MBIA Insurance Corp.
 PFA  Public Finance Authority
 TECP Tax-Exempt Commercial Paper
 VR   Variable Rate; rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end.


 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $210,000 and represents 2.6% of net assets.
                                                     Acquisition   Acquisition
 Description                                         Date          Cost
 Allstate Life Insurance, VR, 3.479%, 9/1/05         2/2/04        $   10,000

 Allstate Life Insurance, VR, 3.575%, 9/1/05         6/24/99           15,000

 GE Capital Assurance, VR, 3.661%, 1/12/06           1/11/05           50,000

 ING USA Annuity & Life Insurance, 3.621%, 9/15/05   2/9/05            40,000

 ING USA Annuity & Life Insurance, 3.691%, 9/26/05   2/22/05           20,000

 New York Life Insurance, VR, 3.61%, 12/9/05         12/8/04           35,000

 Transamerica Occidential Life Insurance
 VR, 3.66%, 10/2/06                                  11/1/04           40,000

 Totals                                                            $   210,000


 The fund has registration rights for certain restricted securities held as of August 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part o f this Portfolio of Investments.



 T.Rowe Price Government Reserve Investment Fund
 Unaudited
                                                            August 31, 2005

 PORTFOLIO OF INVESTMENTS (1)                            $ Par        Value
 (Amounts in 000s)
 REPURCHASE AGREEMENTS*  90.5%
 ABN Amro, Tri Party, Dated 8/31/05, 3.50%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Bank of America, Tri Party, Dated 8/31/05, 3.52%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Barclays Capital, Tri Party, Dated 8/31/05, 3.50%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Citigroup, Tri Party, Dated 8/31/05, 3.50%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Credit Suisse First Boston, Tri Party, Dated 8/31/05,
 3.55%, Delivery Value of $230,022 on 9/1/05             230,000      230,000

 Deutsche Bank Securities, Tri Party, Dated 8/31/05,
 3.54%, Delivery Value of $150,015 on 9/1/05             150,000      150,000

 Goldman Sachs, Tri Party, Dated 8/31/05, 3.43%
 Delivery Value of $12,430 on 9/1/05                     12,429       12,429

 J.P. Morgan Chase Bank, Tri Party, Dated 8/31/05, 3.50%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Merrill Lynch, Tri Party, Dated 8/31/05, 3.53%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Morgan Stanley, Tri Party, Dated 8/31/05, 3.52%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 UBS Investment Bank, Tri Party, Dated 8/31/05, 3.54%
 Delivery Value of $150,015 on 9/1/05                    150,000      150,000

 Wachovia Securities, Tri Party, Dated 8/31/05, 3.51%
 Delivery Value of $53,005 on 9/1/05                     53,000       53,000

 Total Repurchase Agreements* (Cost  $966,429)                        966,429

 U.S. TREASURY OBLIGATIONS  9.3%
 U.S. Treasury Notes
 1.625%, 9/30/05 - 2/28/06                               65,000       64,772

 2.375%, 8/15/06 - 8/31/06                               20,000       19,718

 5.75%, 11/15/05                                         15,000       15,097

 Total U.S. Treasury Obligations (Cost  $99,587)                      99,587

 Total Investments in Securities
 99.8% of Net Assets (Cost $1,066,016)                   $           1,066,016



 (1) Denominated in U.S. dollars unless otherwise noted
 * Collateralized by U.S. government securities valued at $985,776 at August 31, 2005 - See Note 2.

 The accompanying notes are an integral part of this Portfolio of Investments.



T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Unaudited
August 31, 2005

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

       Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

       Restricted Securities
       The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

       Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.


NOTE 3 - FEDERAL INCOME TAXES

       At August 31, 2005, the cost of investments for federal income tax purposes was $7,912,215,000 and $1,066,016,000 for the T. Rowe
       Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005